FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 8) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Derivative financial instruments	$ 0	$ 123
Financial liabilities
Derivative financial instruments	867	138
Level 1
Financial assets
Derivative financial instruments		0
Financial liabilities
Derivative financial instruments	0	0
Level 2
Financial assets
Derivative financial instruments		123
Financial liabilities
Derivative financial instruments	867	138
Level 3
Financial assets
Derivative financial instruments		0
Financial liabilities
Derivative financial instruments	$ 0	$ 0